Restatement of Previously Issued Consolidated Financial Statements - Schedule of Restatement - Consolidated Balance Sheet (Details) - JP Morgan Chase Holdings LLC [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
As Previously Reported [Member]
Schedule of Summary of Restatement - Consolidated Balance Sheet [Line Items]
Income tax payable	$ 23,000,000	$ 23,000,000
Total current liabilities		97,020,648
Total liabilities		97,071,054
Accumulated deficit		(39,395,133)
Total shareholders’ equity		4,150,279
Adjustment [Member]
Schedule of Summary of Restatement - Consolidated Balance Sheet [Line Items]
Income tax payable		(23,000,000)
Total current liabilities		(23,000,000)
Total liabilities		(23,000,000)
Accumulated deficit		23,000,000
Total shareholders’ equity		23,000,000
As Restated [Member]
Schedule of Summary of Restatement - Consolidated Balance Sheet [Line Items]
Income tax payable
Total current liabilities		74,020,648
Total liabilities		74,071,054
Accumulated deficit		(16,395,133)
Total shareholders’ equity		$ 27,150,279